Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Change in benefit obligation and funded status

	2012	2011	2010
Benefit obligation at beginning of year	$1,543	$4,796	$4,874
Service cost	379	251	620
Interest cost	32	39	64
Settlements	(244)	(3,543)	(762)

Benefit obligation at end of year	1,710	1,543	4,796
Fair value of plan assets	—	—	—

Funded status	$(1,710)	$(1,543)	$(4,796)

Accrued benefit cost included in other liabilities

	2012	2011
Accrued benefit cost included in other liabilities	$(1,710)	$(1,543)

Components of net periodic benefit cost

	2012	2011	2010
Service cost	$379	$251	$620
Interest cost	32	39	64
(Gain) loss on settlements	—	149	(652)

Net periodic benefit cost	$411	$439	$32

Weighted-average assumptions used to determine benefit obligations and net periodic pension benefit

	2012	2011	2010
Discount rate	7.00%	7.00%	6.00% -7.00%
Rate of compensation increase	N/A	5.00%	5.00% -5.75%